Schedule of Investments (unaudited)
December 31, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.9%
Amotiv Ltd.	48,469	$317,435
Arena REIT	121,137	290,933
Austal Ltd.(a)	109,611	209,962
Brickworks Ltd.	20,912	331,460
Centuria Capital Group	276,923	302,598
Centuria Industrial REIT	180,349	313,928
Champion Iron Ltd.	159,397	565,830
Charter Hall Retail REIT	168,786	328,362
Charter Hall Social Infrastructure REIT	119,139	188,903
Data#3 Ltd.	49,785	196,664
HealthCo REIT	159,003	100,104
Helia Group Ltd.	101,566	280,496
HomeCo Daily Needs REIT	601,716	425,444
Ingenia Communities Group	126,677	357,545
Karoon Energy Ltd.	281,327	242,990
National Storage REIT	468,382	676,313
NRW Holdings Ltd.	150,393	356,641
OFX Group Ltd.(a)	85,171	74,594
Perenti Ltd.	319,938	275,966
Perseus Mining Ltd.	472,666	748,643
Premier Investments Ltd.	28,085	557,391
Ramelius Resources Ltd.	393,070	501,332
Regis Healthcare Ltd.	46,035	170,640
Regis Resources Ltd.(a)	240,061	377,059
Reliance Worldwide Corp. Ltd.	272,535	844,235
Sandfire Resources Ltd.(a)	156,689	895,094
Service Stream Ltd.	195,622	188,800
Stanmore Resources Ltd.	112,745	209,424
Super Retail Group Ltd.	56,263	526,993
Ventia Services Group Pty. Ltd.	276,582	614,437
Viva Energy Group Ltd.(b)	385,994	628,303
Waypoint REIT Ltd.	235,634	338,975
		12,437,494
Austria — 0.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,288	417,502
Belgium — 0.6%
Colruyt Group NV	16,524	620,298
Ontex Group NV(a)	22,450	195,108
Proximus SADP	52,462	273,295
		1,088,701
Canada — 17.7%
Allied Properties REIT	43,742	521,879
AltaGas Ltd.	101,575	2,365,808
ARC Resources Ltd.	206,389	3,743,129
B2Gold Corp.	446,762	1,094,022
Baytex Energy Corp.	247,361	636,708
Brookfield Renewable Corp.	46,658	1,291,214
Centerra Gold Inc.	74,462	423,736
CI Financial Corp.	46,308	996,744
Dream Industrial REIT	94,573	777,006
Eldorado Gold Corp.(a)	70,217	1,044,377
Granite Real Estate Investment Trust	21,808	1,058,351
H&R Real Estate Investment Trust	89,155	575,574
iA Financial Corp. Inc.	34,221	3,173,915
IGM Financial Inc.	27,927	891,946
Kinross Gold Corp.	423,136	3,929,782
Lundin Mining Corp.	226,016	1,944,984
MEG Energy Corp.	93,858	1,540,957
Security	Shares	Value
Canada (continued)
North West Co. Inc. (The)	16,170	$552,555
Onex Corp.	22,335	1,744,599
Paramount Resources Ltd., Class A	27,335	605,099
Parex Resources Inc.	34,891	353,898
Russel Metals Inc.	20,720	606,847
Transcontinental Inc., Class A	25,309	326,960
Veren Inc.	213,376	1,096,976
Vermilion Energy Inc.	55,245	519,994
Westshore Terminals Investment Corp.	12,200	191,218
		32,008,278
Denmark — 1.7%
D/S Norden A/S	7,292	216,583
NKT A/S(a)	18,559	1,331,424
Scandinavian Tobacco Group A/S, Class A(b)	18,271	241,864
Schouw & Co. A/S	4,246	318,049
Spar Nord Bank A/S	25,997	744,118
TORM PLC, Class A	14,167	273,690
		3,125,728
Finland — 2.5%
Cargotec OYJ, Class B	15,006	793,985
Huhtamaki OYJ	32,212	1,141,004
Kemira OYJ	39,487	798,419
Konecranes OYJ	24,575	1,557,571
Metsa Board OYJ, Class B	48,146	211,380
		4,502,359
France — 1.9%
Altarea SCA	2,166	216,288
Carmila SA	19,469	323,075
Fnac Darty SA	3,800	112,379
Imerys SA	13,449	392,348
Mersen SA	5,909	125,649
Quadient SA	11,819	229,767
Rubis SCA	32,591	804,583
Television Francaise 1 SA	36,409	275,091
Vallourec SACA(a)	56,641	966,404
		3,445,584
Germany — 3.2%
1&1 AG	15,905	207,587
Aurubis AG(c)	10,442	831,461
Bilfinger SE	8,973	429,524
CANCOM SE	11,496	276,745
Deutz AG	43,552	182,624
Duerr AG	16,906	375,057
flatexDEGIRO AG	28,980	443,518
Freenet AG	41,126	1,174,035
Hornbach Holding AG & Co. KGaA	3,084	232,036
Lanxess AG	29,879	730,520
SGL Carbon SE(a)(c)	17,828	73,390
Siltronic AG	7,184	346,809
United Internet AG, Registered(d)	27,563	448,072
		5,751,378
Hong Kong — 0.3%
Chow Sang Sang Holdings International Ltd.	80,000	66,610
CITIC Telecom International Holdings Ltd.	506,000	151,329
Pacific Basin Shipping Ltd.	1,630,000	342,665
		560,604
Ireland — 0.2%
Dalata Hotel Group PLC	77,860	376,641
Israel — 0.6%
FIBI Holdings Ltd.	5,854	299,412

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Formula Systems 1985 Ltd.	3,352	$281,750
Menora Mivtachim Holdings Ltd.	7,503	307,302
Migdal Insurance & Financial Holdings Ltd.	131,760	247,956
		1,136,420
Italy — 2.8%
Anima Holding SpA(b)	73,660	506,500
Arnoldo Mondadori Editore SpA	40,776	89,544
Azimut Holding SpA	37,462	933,584
Banca IFIS SpA	8,118	178,549
Cementir Holding NV	15,793	172,916
Credito Emiliano SpA	24,061	271,625
De' Longhi SpA	23,964	750,162
Enav SpA(b)	86,798	366,453
Italmobiliare SpA	4,858	130,081
Iveco Group NV	66,920	647,719
Maire Tecnimont SpA	54,485	466,591
Webuild SpA	150,912	444,842
Zignago Vetro SpA	11,239	109,652
		5,068,218
Japan — 27.2%
77 Bank Ltd. (The)	24,400	699,763
Adastria Co. Ltd.	9,200	201,525
ADEKA Corp.	33,900	603,857
Aichi Financial Group Inc., NVS	15,900	252,069
Aida Engineering Ltd.(c)	18,800	96,525
Ain Holdings Inc.	9,600	264,247
Aisan Industry Co. Ltd.	10,600	117,539
Alconix Corp.	9,300	90,027
Alpen Co. Ltd.	5,200	68,901
Anest Iwata Corp.	10,600	96,615
AOKI Holdings Inc.	12,800	107,875
Aoyama Trading Co. Ltd.	15,300	218,456
Arata Corp.	10,600	212,345
Arcs Co. Ltd.	16,400	269,801
Arisawa Manufacturing Co. Ltd.	9,200	87,211
Artience Co. Ltd.	12,000	239,346
Asahi Diamond Industrial Co. Ltd.	15,900	82,803
Asahi Yukizai Corp.	3,900	110,110
Aska Pharmaceutical Holdings Co. Ltd.	7,300	96,540
Autobacs Seven Co. Ltd.	20,000	185,996
Bando Chemical Industries Ltd.	9,400	113,204
Bank of Nagoya Ltd. (The)	4,500	182,154
Bank of the Ryukyus Ltd.	13,800	92,889
Belc Co. Ltd.	3,200	135,660
Bell System24 Holdings Inc.	11,500	93,675
Belluna Co. Ltd.	15,900	78,042
BML Inc.	6,800	124,651
Bunka Shutter Co. Ltd.	19,600	239,418
Canon Electronics Inc.	6,300	95,059
Central Glass Co. Ltd.	7,700	161,489
Chiyoda Corp.(a)(c)	52,300	106,626
Chubu Shiryo Co. Ltd.	8,800	73,576
Chubu Steel Plate Co. Ltd.	5,300	82,707
Chudenko Corp.	8,400	178,357
Chugoku Marine Paints Ltd.	14,800	220,502
Citizen Watch Co. Ltd.	70,600	414,813
Cosel Co. Ltd.	7,100	47,764
Daiki Aluminium Industry Co. Ltd.	9,500	63,649
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	89,517
Daishi Hokuetsu Financial Group Inc.	28,200	514,211
Daito Pharmaceutical Co. Ltd.	4,600	60,705
Security	Shares	Value
Japan (continued)
Doutor Nichires Holdings Co. Ltd.	8,900	$132,117
DyDo Group Holdings Inc.	5,800	121,427
Eagle Industry Co. Ltd.	8,600	111,997
EDION Corp.	24,800	281,892
Eizo Corp.	12,900	178,602
Exedy Corp.	9,900	274,738
FCC Co. Ltd.	12,000	240,867
Ferrotec Holdings Corp.	15,900	257,161
Fibergate Inc./Japan	3,100	17,528
Fudo Tetra Corp.	4,000	53,990
Fuji Co. Ltd./Ehime	11,300	147,642
Fuji Pharma Co. Ltd.	5,200	52,422
Fuji Seal International Inc.	14,000	224,094
Fujibo Holdings Inc.	3,000	102,968
Fukushima Galilei Co. Ltd.	7,800	130,334
Furukawa Battery Co. Ltd. (The)(c)	4,300	37,661
Furukawa Co. Ltd.	10,600	107,491
Furukawa Electric Co. Ltd.	21,200	878,838
Futaba Industrial Co. Ltd.	18,400	83,305
GLOBERIDE Inc.	6,900	84,121
Glory Ltd.	16,700	273,062
Godo Steel Ltd.	3,100	77,805
GungHo Online Entertainment Inc.(a)	13,200	278,226
Gunze Ltd.	5,700	196,634
H.U. Group Holdings Inc.	17,800	288,493
H2O Retailing Corp.	32,400	471,464
Hamakyorex Co. Ltd.	21,200	181,038
Hanwa Co. Ltd.	12,600	395,368
Happinet Corp.	5,000	151,588
Heiwado Co. Ltd.	10,100	146,450
Hodogaya Chemical Co. Ltd.	2,000	48,102
Hogy Medical Co. Ltd.	6,200	186,474
Hokkaido Gas Co. Ltd.	19,500	68,804
Hosiden Corp.	17,000	248,412
Hosokawa Micron Corp.	4,000	106,157
Inaba Seisakusho Co. Ltd.	2,600	29,565
Inabata & Co. Ltd.	13,300	280,072
Integrated Design & Engineering Holdings Co. Ltd., NVS	4,800	196,646
Ishihara Sangyo Kaisha Ltd.	10,600	102,639
Itochu Enex Co. Ltd.	15,900	164,385
J Trust Co. Ltd.	31,800	97,321
Japan Petroleum Exploration Co. Ltd.	50,100	363,805
Japan Pulp & Paper Co. Ltd.	26,000	112,312
Japan Wool Textile Co. Ltd. (The)	18,800	154,644
Joshin Denki Co. Ltd.	7,400	106,979
Joyful Honda Co. Ltd.	18,900	221,112
Juroku Financial Group Inc.	11,900	321,318
Kanamoto Co. Ltd.	10,600	224,822
Kanematsu Corp.	28,300	469,507
Kanto Denka Kogyo Co. Ltd.	15,900	97,774
Kato Sangyo Co. Ltd.	8,400	239,377
Kawada Technologies Inc.	4,400	76,029
KH Neochem Co. Ltd.	12,200	157,163
Kissei Pharmaceutical Co. Ltd.	12,300	322,695
Kitz Corp.	26,500	189,525
Kiyo Bank Ltd. (The)	21,200	296,420
Koa Corp.	9,400	58,319
Komeri Co. Ltd.	9,100	189,891
Konishi Co. Ltd.	19,900	163,470
Konoike Transport Co. Ltd.	9,700	189,055
Koshidaka Holdings Co. Ltd.	15,900	113,613

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
KPP Group Holdings Co. Ltd.	14,100	$57,299
Krosaki Harima Corp.	5,300	85,570
Kumiai Chemical Industry Co. Ltd.	31,800	151,387
Kurabo Industries Ltd.	5,300	192,095
Kurimoto Ltd.	3,100	85,157
KYB Corp.	13,000	241,035
Kyoei Steel Ltd.	7,400	85,696
Kyorin Pharmaceutical Co. Ltd.	13,200	125,680
Leopalace21 Corp.	78,000	291,154
Life Corp.	6,600	146,776
Lintec Corp.	16,500	317,436
Makino Milling Machine Co. Ltd.	6,900	467,952
Mandom Corp.	12,300	99,843
Mars Group Holdings Corp.	4,300	91,264
MARUKA FURUSATO Corp.	5,300	86,615
Marusan Securities Co. Ltd.	19,800	125,019
Maruzen Showa Unyu Co. Ltd.	5,300	204,910
Matsuda Sangyo Co. Ltd.	4,200	85,601
Maxell Ltd.	12,800	150,962
MCJ Co. Ltd.	21,200	191,401
Megachips Corp.	5,800	229,567
Megmilk Snow Brand Co. Ltd.	14,300	250,425
Meidensha Corp.	13,600	371,544
Mirait One Corp.	28,500	413,861
Mitsubishi Pencil Co. Ltd.	14,500	209,997
Mitsubishi Research Institute Inc.	2,100	64,196
Mitsubishi Shokuhin Co. Ltd.	5,800	183,443
Mitsui DM Sugar Holdings Co. Ltd.	5,700	121,795
Mitsui-Soko Holdings Co. Ltd.	7,400	347,536
Morita Holdings Corp.	13,200	181,996
Musashi Seimitsu Industry Co. Ltd.	15,100	372,833
Musashino Bank Ltd. (The)	10,600	200,596
Nachi-Fujikoshi Corp.	6,100	121,826
Nakayama Steel Works Ltd.	5,300	25,108
Nichiden Corp.	6,600	128,764
Nihon Parkerizing Co. Ltd.	31,800	261,444
Nikkiso Co. Ltd.	18,800	114,866
Nikkon Holdings Co. Ltd.	39,700	512,122
Nippn Corp., New	17,200	238,351
Nippon Beet Sugar Manufacturing Co. Ltd.	3,600	55,440
Nippon Carbon Co. Ltd.	3,500	96,939
Nippon Denko Co. Ltd.	36,900	66,397
Nippon Densetsu Kogyo Co. Ltd.	11,300	141,845
Nippon Light Metal Holdings Co. Ltd.	20,300	199,571
Nippon Road Co. Ltd. (The)	5,800	65,052
Nippon Seiki Co. Ltd.	15,900	115,276
Nippon Soda Co. Ltd.	16,800	309,076
Nippon Thompson Co. Ltd.	18,400	58,339
Nippon Yakin Kogyo Co. Ltd.	4,700	118,933
Nishimatsu Construction Co. Ltd.	9,500	314,841
Nishi-Nippon Financial Holdings Inc.	48,200	615,879
Nishio Holdings Co. Ltd.	5,300	158,086
Nissha Co. Ltd.	13,300	135,350
Nisshin Oillio Group Ltd. (The)	7,800	255,065
Nisshinbo Holdings Inc.	45,400	258,128
Nissin Corp.	5,300	154,999
Nissui Corp.	94,000	534,768
Nittetsu Mining Co. Ltd.	4,200	118,357
Nojima Corp.	22,300	322,576
Noritake Co. Ltd.	9,200	230,010
Noritz Corp.	10,600	111,383
North Pacific Bank Ltd.	92,900	268,179
Security	Shares	Value
Japan (continued)
NPR-RIKEN Corp., NVS	9,700	$156,366
NS United Kaiun Kaisha Ltd.	3,300	84,392
Obara Group Inc.	4,000	101,280
Oiles Corp.	9,400	147,046
Oki Electric Industry Co. Ltd.	28,700	192,473
Okinawa Financial Group Inc.	6,100	100,102
Okura Industrial Co. Ltd.	2,700	51,329
Onward Holdings Co. Ltd.	37,100	138,379
Osaka Steel Co. Ltd.	3,900	72,472
Osaki Electric Co. Ltd.	13,600	66,726
Oyo Corp.	5,800	94,311
Pacific Industrial Co. Ltd.	15,900	136,785
Pacific Metals Co. Ltd.(a)	5,300	48,758
Pack Corp. (The)	4,000	90,598
Prima Meat Packers Ltd.	10,100	142,175
Qol Holdings Co. Ltd.	7,800	72,616
Raito Kogyo Co. Ltd.	14,600	204,741
Riken Vitamin Co. Ltd.	6,800	105,540
RS Technologies Co. Ltd.	4,900	105,415
Ryobi Ltd.	9,200	131,492
S Foods Inc.	6,300	109,115
Sakai Chemical Industry Co. Ltd.	4,800	79,166
Sakai Moving Service Co. Ltd.	5,800	90,511
Sakata INX Corp.	15,900	174,542
San-A Co. Ltd.	11,400	209,468
San-Ai Obbli Co. Ltd.	18,700	224,553
San-In Godo Bank Ltd. (The)	51,100	407,834
Sanoh Industrial Co. Ltd.	7,100	33,342
Sanyo Chemical Industries Ltd.	3,600	93,699
Sanyo Denki Co. Ltd.	3,200	183,069
Sanyo Special Steel Co. Ltd.	7,700	93,692
Sato Holdings Corp.	7,700	106,737
Seika Corp.	3,200	97,953
Seikitokyu Kogyo Co. Ltd.	8,400	82,983
Seiko Group Corp.	11,000	337,152
Seiren Co. Ltd.	13,600	240,702
Sekisui Jushi Corp.	9,300	124,590
Senshu Ikeda Holdings Inc.	94,300	235,613
Shibaura Machine Co. Ltd.	7,800	176,265
Shibuya Corp.	7,000	169,360
Shiga Bank Ltd. (The)	13,700	339,703
Shikoku Kasei Holdings Corp.	11,300	147,792
Shin-Etsu Polymer Co. Ltd.	12,300	127,517
Shinmaywa Industries Ltd.	17,800	156,741
Shinnihon Corp.	8,800	86,633
Shizuoka Gas Co. Ltd.	10,600	72,027
Sinfonia Technology Co. Ltd.	8,600	344,734
SKY Perfect JSAT Holdings Inc.	51,800	295,548
Sodick Co. Ltd.	15,100	70,187
Star Micronics Co. Ltd.	11,600	137,408
Starts Corp. Inc.	9,800	234,707
Stella Chemifa Corp.	2,900	80,666
Sumitomo Mitsui Construction Co. Ltd.	47,700	124,606
Sumitomo Osaka Cement Co. Ltd.	10,600	222,283
Sumitomo Riko Co. Ltd.	12,600	128,979
Sumitomo Warehouse Co. Ltd. (The)	17,400	309,453
Suruga Bank Ltd.	61,200	435,226
SWCC Corp.	9,600	458,335
Tachibana Eletech Co. Ltd.	5,800	95,990
Tachi-S Co. Ltd.	9,300	102,273
Tadano Ltd.	39,700	287,049
Taihei Dengyo Kaisha Ltd.	4,400	139,877

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Taikisha Ltd.	10,000	$315,753
Takara Bio Inc.	15,800	104,970
Takara Standard Co. Ltd.	15,100	161,358
Tamura Corp.	26,500	85,333
Tenma Corp.	5,800	105,314
Toa Corp./Tokyo	21,200	159,574
Toagosei Co. Ltd.	33,100	316,601
Toei Co. Ltd.	11,400	422,305
Toenec Corp.	12,000	74,754
Toho Bank Ltd. (The)	62,700	116,801
Toho Holdings Co. Ltd.	19,000	512,407
TOKAI Holdings Corp.	40,400	248,747
Tokuyama Corp.	24,200	401,337
Tokyo Kiraboshi Financial Group Inc.	8,700	250,527
Tokyo Steel Manufacturing Co. Ltd.	27,400	259,092
Tokyotokeiba Co. Ltd.(c)	4,900	140,549
Topre Corp.	13,800	173,766
Topy Industries Ltd.	5,800	73,163
TPR Co. Ltd.	9,100	140,418
TRE Holdings Corp.	10,600	101,128
Trusco Nakayama Corp.	13,400	199,046
TSI Holdings Co. Ltd.	21,200	141,705
Tsubakimoto Chain Co.	32,400	398,528
Tsugami Corp.	12,500	122,109
TV Asahi Holdings Corp.	6,700	96,810
Tv Tokyo Holdings Corp.	1,900	38,801
UACJ Corp.	9,700	326,538
Uchida Yoko Co. Ltd.	2,900	127,756
Unipres Corp.	11,700	79,707
United Arrows Ltd.	8,900	151,770
United Super Markets Holdings Inc.(c)	28,166	134,572
Valor Holdings Co. Ltd.	13,500	186,946
Vital KSK Holdings Inc.	15,900	125,338
Wakita & Co. Ltd.	14,100	149,423
Xebio Holdings Co. Ltd.	6,400	46,161
Yamabiko Corp.	11,500	183,816
Yamazen Corp.	21,200	187,243
Yellow Hat Ltd.	9,900	168,426
Yodogawa Steel Works Ltd.	9,300	328,969
Yokogawa Bridge Holdings Corp.	10,200	181,416
Yokowo Co. Ltd.	7,700	86,191
Yuasa Trading Co. Ltd.	5,300	148,555
Yurtec Corp.	12,500	123,020
Zacros Corp.	6,300	171,278
Zenrin Co. Ltd.	12,000	63,140
		49,225,797
Netherlands — 0.9%
Fugro NV	38,790	672,157
Koninklijke BAM Groep NV	94,211	409,577
TKH Group NV	13,770	475,261
		1,556,995
New Zealand — 0.5%
Precinct Properties Group(c)	458,093	302,438
Summerset Group Holdings Ltd.	81,337	597,211
		899,649
Norway — 1.4%
Austevoll Seafood ASA	30,422	261,369
DNO ASA	291,649	269,184
Elkem ASA(a)(b)	102,682	158,036
SpareBank 1 SMN	43,521	654,990
Security	Shares	Value
Norway (continued)
Subsea 7 SA	81,461	$1,296,051
		2,639,630
Poland — 0.4%
Bank Millennium SA(a)	209,799	452,459
Enea SA	88,364	276,204
		728,663
Portugal — 0.9%
Banco Comercial Portugues SA, Class R	2,644,260	1,269,111
Sonae SGPS SA	316,180	299,349
		1,568,460
Singapore — 1.5%
Capitaland India Trust(c)	340,400	265,969
COSCO Shipping International Singapore Co. Ltd.(a)(c)	311,200	30,743
Digital Core REIT Management Pte. Ltd.	306,700	178,029
First Resources Ltd.	176,400	192,506
Frasers Centrepoint Trust	379,500	585,578
Hafnia Ltd.	90,118	482,008
iFAST Corp. Ltd.	55,300	300,059
Parkway Life REIT	133,100	365,534
Raffles Medical Group Ltd.	322,200	200,542
UMS Integration Ltd.(c)	211,200	159,233
		2,760,201
Spain — 4.3%
Acerinox SA	67,545	661,292
Almirall SA	30,311	257,849
Atresmedia Corp. de Medios de Comunicacion SA	30,741	139,152
CIE Automotive SA	14,694	384,945
Construcciones y Auxiliar de Ferrocarriles SA	8,999	325,790
Ence Energia y Celulosa SA	43,304	138,962
Faes Farma SA	107,084	386,012
Fluidra SA	47,102	1,146,777
Indra Sistemas SA	42,011	742,182
Laboratorios Farmaceuticos Rovi SA	7,155	465,832
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	235,707	264,666
Logista Integral SA	21,592	653,367
Pharma Mar SA	4,193	345,737
Tecnicas Reunidas SA(a)	15,267	178,467
Vidrala SA	8,278	793,641
Viscofan SA	14,070	889,944
		7,774,615
Sweden — 6.0%
AFRY AB	33,821	469,841
Alleima AB, NVS	64,347	437,111
Arjo AB, Class B	77,207	252,990
Avanza Bank Holding AB	43,397	1,068,640
Betsson AB, Class B	39,944	518,441
Billerud Aktiebolag	75,363	690,701
Bravida Holding AB(b)	70,796	513,365
Bufab AB	10,240	406,496
Bure Equity AB	18,884	651,866
Catena AB	12,677	543,153
Clas Ohlson AB, Class B	12,431	236,449
Cloetta AB, Class B	67,514	153,776
Electrolux Professional AB, Class B	78,486	485,933
Elekta AB, Class B	119,003	657,375
Granges AB	36,677	436,409
Hexpol AB	85,558	796,964
Hufvudstaden AB, Class A	36,839	404,010
Lindab International AB	24,062	498,799
Modern Times Group MTG AB, Class B(a)	31,125	265,990

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
NCC AB, Class B	29,140	$427,734
Nolato AB, Class B	60,778	298,003
Peab AB, Class B	66,209	474,382
Ratos AB, Class B	68,316	193,426
		10,881,854
Switzerland — 6.9%
ALSO Holding AG, Registered	1,959	483,517
Arbonia AG(a)	18,094	222,898
Aryzta AG(a)	322,279	561,719
Autoneum Holding AG	1,215	160,117
Bossard Holding AG, Class A, Registered	907	190,801
Bucher Industries AG, Registered	2,238	805,243
Cembra Money Bank AG	10,141	916,361
COSMO Pharmaceuticals NV	3,270	229,518
EFG International AG	34,374	499,533
Galenica AG(b)	16,813	1,377,751
Huber + Suhner AG, Registered	5,476	448,333
Landis+Gyr Group AG	7,408	469,479
LEM Holding SA, Registered	165	134,720
Medmix AG(b)	8,528	82,970
Rieter Holding AG, Registered	1,045	97,893
Schweiter Technologies AG, NVS	327	148,808
SFS Group AG	6,055	838,950
Siegfried Holding AG, Registered	1,420	1,544,608
St. Galler Kantonalbank AG, Class A, Registered	978	471,863
Sulzer AG, Registered	5,987	866,060
Swissquote Group Holding SA, Registered	2,997	1,150,665
u-blox Holding AG	2,414	194,561
Valiant Holding AG, Registered	5,465	636,662
		12,533,030
United Kingdom — 10.7%
Balfour Beatty PLC	182,147	1,037,080
Bank of Georgia Group PLC	12,329	726,973
Bellway PLC	40,613	1,267,018
Big Yellow Group PLC	64,861	779,515
Bodycote PLC	64,512	509,000
Drax Group PLC	133,246	1,079,269
easyJet PLC	128,525	898,465
Frasers Group PLC(a)	35,253	268,771
Grafton Group PLC	61,650	736,634
Greencore Group PLC(a)	160,809	389,331
Harbour Energy PLC	212,590	679,586
ITV PLC	1,386,420	1,281,657
Keller Group PLC	25,183	455,111
Lancashire Holdings Ltd.	84,036	693,299
Marshalls PLC	86,865	320,258
Mitchells & Butlers PLC(a)	88,546	271,219
Morgan Sindall Group PLC	14,698	714,761
Petershill Partners PLC(b)	90,148	277,403
Pets at Home Group PLC	161,719	416,250
Playtech PLC(a)	106,870	956,602
Security	Shares	Value
United Kingdom (continued)
Plus500 Ltd.	25,152	$852,689
Premier Foods PLC	227,062	533,270
Serco Group PLC	376,179	708,933
Shaftesbury Capital PLC	514,692	808,650
Sirius Real Estate Ltd.	465,791	457,006
TP ICAP Group PLC	267,310	863,385
Travis Perkins PLC	72,819	664,572
Vesuvius PLC	72,289	382,928
Zigup PLC	79,163	317,478
		19,347,113
Total Common Stocks — 99.3% (Cost: $170,550,557)		179,834,914
Preferred Stocks
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	12,571	249,169
Total Preferred Stocks — 0.1% (Cost: $239,332)		249,169
Total Long-Term Investments — 99.4% (Cost: $170,789,889)		180,084,083
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(e)(f)(g)	827,909	828,323
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(e)(f)	40,000	40,000
Total Short-Term Securities — 0.5% (Cost: $868,142)		868,323
Total Investments — 99.9% (Cost: $171,658,031)		180,952,406
Other Assets Less Liabilities — 0.1%		195,285
Net Assets — 100.0%		$181,147,691

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Developed Small Cap Value Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,983,718	$—	$(2,156,006)(a)	$421	$190	$828,323	827,909	$25,315 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	0 (a)	—	—	40,000	40,000	4,362	—
				$421	$190	$868,323		$29,677	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	12	03/13/25	$210	$1,938
Mini S&P/TSE 60 Index	7	03/20/25	362	(4,028)
STOXX Europe 600 Index	17	03/21/25	445	(11,833)
				$(13,923)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$53,724,841	$126,110,073	$—	$179,834,914
Preferred Stocks	—	249,169	—	249,169

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Developed Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$868,323	$—	$—	$868,323
	$54,593,164	$126,359,242	$—	$180,952,406
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,938	$—	$1,938
Liabilities
Equity Contracts	(4,028)	(11,833)	—	(15,861)
	$(4,028)	$(9,895)	$—	$(13,923)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust